CONSOLIDATED CASH FLOW STATEMENT - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Net cash inflow from operating activities	[1]	£ 724	£ 1,408	£ 1,238
Investing activities
Acquisitions	[1]	(183)	(153)	(267)
Disposals of investments and subsidiaries	[2]	14	553	99
Proceeds from loans on disposal of subsidiaries		0	93	0
Purchases of property, plant and equipment		(91)	(189)	(177)
Purchases of intangible assets		(95)	(47)	(40)
Proceeds from disposal of property, plant and equipment		8	21	5
Net cash (outflow)/inflow from investing activities		(347)	278	(380)
Financing activities
Principal elements of lease payments		(242)	(282)	(259)
Share option proceeds		0	2	1
Cash consideration received from non-controlling interests		0	0	46
Cash consideration for purchase of non-controlling interests		(8)	(87)	(16)
Share repurchases and buy-backs		(97)	(82)	(54)
Proceeds from borrowings		874	1,060	1,053
Repayment of borrowings		(418)	(1,087)	(1,102)
Repayment of borrowing-related derivatives		(26)	(14)	(46)
Financing and share issue costs		(9)	(7)	(3)
Equity dividends paid		(343)	(425)	(423)
Dividends paid to non-controlling interests in subsidiary undertakings		(50)	(67)	(101)
Net cash outflow from financing activities		(319)	(989)	(904)
Net increase/(decrease) in cash and cash equivalents		58	697	(46)
Foreign exchange translation of cash and cash equivalents		1	(90)	(80)
Cash and cash equivalents at beginning of year		2,467	1,860	1,986
Cash and cash equivalents at end of year		£ 2,526	£ 2,467	£ 1,860

[1]	Contingent consideration liability payments in excess of the amount determined at acquisition are recorded as operating activities
[2]	Disposals of investments and subsidiaries in investing activities represents consideration received less cash and cash equivalents disposed. The proceeds in 2024 primarily relate to the disposal of FGS Global, with consideration received less cash and cash equivalents disposed of £520 million